Related Parties And Related Party Transactions - Summary of Related Party Transactions (Detail) - Ping An Insurance Company of ChinaLtd - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Technology platform based income	¥ 65,007	¥ 91,005	¥ 514,936
Other income	936,171	1,275,058	1,109,802
Investment income	10,813	74,114	158,552
Interest income	190,128	281,260	415,748
Interest expenses	29,028	20,824	14,115
Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses	1,368,008	1,566,975	2,136,087
Other gain/(loss) - net	¥ 642	¥ 25,431	¥ (70,671)